UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road, Albany, NY  12205

(Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 439-7507

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	June 30, 2007

Shares		Value

COMMON STOCK - 82.40%

Accident & Health Insurance - 1.88%
9,000	Conseco, Inc. *	$ 188,010

Aircraft Parts & Auxiliary Equipment - 2.32%
17,000	Hawk Corp.*	232,220

Beverage-Soft Drinks - 2.09%
8,500	Pepsiamericas, Inc.	208,760

Biotechnology Research & Products - 2.67%
23,050	Trinity Biotech Plc. ADS *	267,380

Broadcasting And Cable TV - 2.60%
60,500	Spanish Broadcasting System, Inc. *	260,150

Business Services, NEC - 0.52%
4,800	Startek, Inc.	51,792

Communications Technology - 3.83%
13,000	Global Crossing, Ltd. *	245,440
80,000	NMS Communications Corp. *	137,600
		383,040
Computer Communications Equipment - 1.57%
38,000	3Com Corp. *	156,940

Computer Services Soft & System - 6.88%
3,000	Keynote Systems, Inc. *	49,200
15,000	Lawson Software, Inc. *	148,350
33,000	Sumtotal Systems, Inc. *	258,390
25,000	Skillsoft Plc. ADS *	232,250
		688,190
Computer Technology - 3.40%
9,900	Perot Systems Corp. *	168,696
45,000	Adaptec, Inc. *	171,450
		340,146
Consumer Discretionary-Apparel - 0.17%
2,500	Ashworth, Inc. *	17,500

Consumer Products - 2.95%
20,000	Playtex Products, Inc. *	296,200

Contain & Package-Metal & Glass - 2.25%
9,000	Crown Holdings, Inc. *	224,730

Crude Petroleum & Natural Gas - 1.67%
16,800	Compton Petroleum Corp.*	167,160

Drugs & Pharmaceuticals - 0.53%
2,600	King Pharmaceuticals, Inc. *	53,196

Electrical & Electronics - 1.99%
25,000	DDI Corp. *	198,750

Electronics-Med Systems - 2.22%
20,300	Cardiac Science Corp. *	222,488

Entertainment - 3.79%
4,800	Dreamworks Animation SKG, Inc. *	138,432
26,000	Gray Television, Inc.	241,020
		379,452
Financial Data Process Services - 2.29%
26,585	Espeed, Inc. Class A *	229,694

Financial Miscellaneous - 3.38%
25,000	PMA Capital Corp. *	267,250
6,000	Medallion Financial Corp.	70,980
		338,230
Fire, Marine & Casualty Insurance - 2.22%
12,000	Montpelier Re Holdings, Ltd.	222,480

Foods - 0.49%
3,000	Cal-Maine Foods, Inc.	49,140

Footwear - 1.99%
8,052	Cole Kenneth Prodcutions, Inc.	198,884

Gold & Silver Ores - 1.43%
40,000	Coeur D'Alene Mines Corp.*	143,600

Healthcare Information Services - 0.51%
10,300	Medecision, Inc.*	51,294

Home Health Care - 1.67%
50,000	Hooper Holmes, Inc. *	167,500

Instruments for Measuring & Testing of Electricity & Electronic Signals -1.52%
16,403	Ixia *	151,892

Insurance-Life - 1.50%
10,000	Phoenix Companies, Inc.	150,100

Life Insurance - 1.03%
21,000	Scottish RE Group, Ltd. *	102,690

Medical & Dental Instruments & Supply - 1.61%
17,200	Vascular Solutions, Inc. *	161,336

Production Technology Equipment - 2.49%
5,000	Electro Scientific Industries, Inc. *	104,000
15,000	Mattson Technology, Inc. *	145,500
		249,500
Radio & TV Broadcasters - 1.87%
20,305	Emmis Communications Corp. *	187,009

Radio Broadcasting Stations - 2.35%
16,500	Cox Radio, Inc. Class A*	234,960

Specialty Chemicals - 1.48%
4,500	WD40 Co.	147,915

Semiconductor Equipment & Materials - 1.95%
30,000	Axcelis Technologies, Inc. *	194,700

Semiconductors & Related Devices - 2.60%
60,000	Axt, Inc. *	259,800

Services-Commercial - 1.77%
15,000	Bisys Group, Inc. *	177,450

Utilities-Gas Distribution - 2.39%
30,800	Semco Energy, Inc. *	239,316

Utilities-Gas Pipelines - 1.60%
17,000	Dynegy Illinois, Inc. *	160,480

Wholesale Furniture & Home Furnishings - 0.93%
15,800	Design Within Reach, Inc.*	94,010

TOTAL FOR COMMON STOCKS (Cost $7,153,286) - 82.40%		8,248,084

SHORT-TERM INVESTMENTS - 20.13%
1,580,374	Huntington U.S. Treasury Money Market IV 4.19% **	1,580,374
435,000	Dickinson Press, Inc. 5.08%, 8/1/2018 ** †	435,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,015,374)		2,015,374

TOTAL INVESTMENTS (Cost $9,168,660) - 102.53%		10,263,458

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.53)%		(253,639)

NET ASSETS - 100.00%		$ 10,009,819

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2007.
† Seven day floating rate security. Redeemable at par upon 7 days notice to the Huntington National Bank.
Credit enhancement (to investment grade) is provided by The Huntington National Bank in the form of a Standby Letter of Credit.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,168,660 amounted to $1,094,798 which consisted of aggregate gross unrealized appreciation of $1,383,013  and aggregate gross unrealized depreciation of $288,215.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 24, 2007

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date August 24, 2007

* Print the name and title of each signing officer under his or her signature.